FAIR VALUE MEASUREMENTS AND ADDITIONAL DISCLOSURES ON FAIR VALUE HIERARCHY (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Measurements and Additional Disclosures On Fair Value Hierarchy (Tables) [Abstract]
Fair Value Assets and Liabilities Measured On Recurring Basis and Nonrecurring Basis [Table Text Block]
Schedule of financial instruments fair value hierarchy
(in millions of R$)
	12/31/2010				12/31/2009
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Trading assets	83,589	55,760	654	140,003	26,685	46,325	519	73,529
Investment funds	-	47,304	-	47,304	-	39,347	-	39,347
Brazilian federal government securities	69,600	61	-	69,661	23,572	413	-	23,985
Brazilian government external debt securities	667	-	-	667	222	-	-	222
Government debt securities – other countries	9,036	317	-	9,353	937	121	-	1,058
Argentina	293	-	-	293	179	-	-	179
United States	8,714	-	-	8,714	748	-	-	748
Mexico	29	-	-	29	10	-	-	10
Russia	-	45	-	45	-	-	-	-
Chile	-	248	-	248	-	77	-	77
Uruguay	-	24	-	24	-	30	-	30
Other	-	-	-	-	-	14	-	14
Corporate debt securities	2,461	786	157	3,404	815	1,320	91	2,226
Marketable equity securities	1,825	-	-	1,825	1,139	3	-	1,142
Derivative financial instruments - assets	-	7,292	497	7,789	-	5,121	428	5,549
Options	-	1,684	68	1,752	-	1,641	178	1,819
Swaps	-	2,982	5	2,987	-	2,665	235	2,900
Credit derivatives	-	-	261	261	-	-	15	15
Forwards	-	2,060	-	2,060	-	378	-	378
Other derivatives	-	566	163	729	-	437	-	437
Available-for-sale securities	21,498	21,492	1,646	44,636	17,179	22,013	2,071	41,263
Investment funds	-	770	-	770	-	1,259	-	1,259
Brazilian federal government securities	10,523	-	320	10,843	14,098	11	334	14,443
Brazilian government external debt securities	4,718	-	-	4,718	1,980	-	-	1,980
Government debt securities – other countries	679	3,880	-	4,559	17	7,226	-	7,243
Portugal	-	-	-	-	-	26	-	26
United States	679	-	-	679	17	-	-	17
Austria	-	-	-	-	-	213	-	213
Denmark	-	2,016	-	2,016	-	1,971	-	1,971
Spain	-	734	-	734	-	1,093	-	1,093
Korea	-	236	-	236	-	1,757	-	1,757
Chile	-	453	-	453	-	1,274	-	1,274
Paraguay	-	256	-	256	-	417	-	417
Uruguay	-	185	-	185	-	475	-	475
Corporate debt securities	4,205	16,842	1,326	22,373	804	14,425	1,737	14,966
Marketable equity securities	1,373	-	-	1,373	280	1,092	-	1,372

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Schedule of Derivative financial instruments - liabilities

(in millions of R$)
	12/31/2010				12/31/2009
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Derivative financial instruments - liabilities	(47)	(6,264)	(363)	(6,674)	(25)	(4,896)	(1,360)	(6,281)
Options	-	(2,814)	(230)	(3,044)	-	(1,733)	(987)	(2,720)
Forwards	-	(1,188)	-	(1,188)	-	(547)	-	(547)
Swaps	-	(2,011)	(6)	(2,017)	-	(2,108)	(236)	(2,344)
Credit derivatives	-	(8)	(119)	(127)	-	-	(106)	(106)
Futures	(47)	-	(8)	(55)	(25)	-	-	(25)
Other derivatives	-	(243)	-	(243)	-	(508)	(31)	(539)

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Fair value as of 12/31/2009	Total gains or losses (realized/ unrealized)	Purchases, issuances and settlements	Transfers in and/or out of Level 3	Fair value as of 12/31/2010	Total gains (losses) related to assets and liabilities still held at the reporting date
Trading assets	91	23	43	-	157	(55)
Corporate debt securities	91	23	43	-	157	2
Derivative financial instruments (Assets and Liabilities)	(932)	245	821	-	134	(57)
Options	(809)	58	590	-	(162)	1
Swaps – differential receivable	(1)	-	-	-	(1)	-
Credit derivatives	(91)	92	141	-	142	9
Futures	-	203	(211)	-	(8)	(9)
Other derivatives	(31)	(107)	301	-	163	(58)
Available-for-sale securities	2,071	20	(455)	-	1,635	38
Brazilian federal government securities	334	(14)	-	-	320	31
Corporate debt securities	1,737	33	(455)	-	1,315	7

	Fair value as of 01/01/2009	Obtained in the acquisition of Unibanco	Total gains or losses (realized/ unrealized)	Purchases, issuances and settlements	Transfers in and/or out of Level 3	Fair value as of 12/31/2009	Total gains (losses) related to assets and liabilities still held at the reporting date
Trading assets (1)	443	-	4	(31)	(325)	91	-
Investment funds	201	-	-	-	(201)	-	-
Brazilian federal government securities	101	-	4	(14)	(91)	-	-
Government debt securities – other countries	30	-	-	-	(30)	-	-
Argentina	30	-	-	-	(30)	-	-
Corporate debt securities	109	-	-	(17)	(1)	91	-
Marketable equity securities	2	-	-	-	(2)	-	-
Derivative financial instruments (Assets and Liabilities) (1)	1,004	132	113	(1,977)	(204)	(932)	(624)
Options	(133)	5	407	(1,088)	-	(809)	(702)
Swaps	928	109	(390)	(700)	52	(1)	91
Credit derivatives	-	18	116	(176)	(49)	(91)	(13)
Futures	207	-	-	-	(207)	-	-
Other derivatives	2	-	(20)	(13)	-	(31)	-
Available-for-sale securities (2)	6,925	302	6	(536)	(4,626)	2,071	(24)
Investment funds	785	-	-	-	(785)	-	-
Brazilian federal government securities	229	-	(63)	182	(14)	334	(18)
Government debt securities – other countries	1	-	-	-	(1)	-	-
Argentina	1	-	-	-	(1)	-	-
Corporate debt securities	5,897	302	(14)	(718)	(3,730)	1,737	(6)
Marketable equity securities	13	-	83	-	(96)	-	-

(1) Realized and unrealized gains and losses are recorded in the statement of income in "Trading income (losses), net".
(2) Realized gains and losses are recorded in the statement of income, in "Net gain(loss) on available-for-sale securities", and unrealized gains and losses are recordered in "Net unrealized gains (losses) on available-for-sale securities, net of taxes", in a separate account of Stockholders' Equity".

	Fair value at 01/01/2008	Total gains or losses (realized/unrealized)	Purchases, issuances and settlements	Transfers in and/or out of Level 3	Fair value at 31/12/2008	Total gains or (losses) relating to assets and liabilities still held at reporting date
Trading assets	874	233	(664)	-	443	60
Derivative financial instruments, net	(215)	2,928	(1,709)	-	1,004	1,037
Available-for-sale securities	2,795	162	3,985	(17)	6,925	126